UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

December 31, 2020

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	19
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	27
Supplemental Information	36
Expense Example	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 5.4%
$69,534	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	$71,427
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 3.32% (3-Month USD Libor+310 basis points), 7/20/2028[1,2,4]	266,266
239,779	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 1.15% (1-Month USD Libor+99 basis points), 12/15/2027[1,2,4]	239,013
190,000	BCC Funding XVII LLC Series 2020-1, Class A2, 0.91%, 8/20/2025[1,2]	190,606
531,398	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	541,290
109,000	COMM 2020-CX Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,3]	109,656
887,804	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	910,183
	DRB Prime Student Loan Trust
23,593	Series 2016-B, Class A2, 2.89%, 6/25/2040[1,2]	24,075
191,030	Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	193,970
	DT Auto Owner Trust
29,026	Series 2019-3A, Class A, 2.55%, 8/15/2022[1,2]	29,075
168,423	Series 2018-2A, Class C, 3.67%, 3/15/2024[1,2]	168,821
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.92% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,234,249
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1T, 1.77% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,488,137
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 2.76% (3-Month USD Libor+255 basis points), 7/26/2029[1,2,4]	290,065
850,000	Series 2018-36A, Class C, 2.32% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	794,263
250,000	Series 2020-47A, Class C1, 3.48% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	246,501
212,531	Hunt CRE Ltd. Series 2017-FL1, Class A, 1.16% (1-Month USD Libor+100 basis points), 8/15/2034[1,2,4]	210,275
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 3.22% (3-Month USD Libor+300 basis points), 7/20/2029[1,2,4]	247,550
157,700	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 1.03% (3-Month USD Libor+77 basis points), 12/22/2069[1,2,4]	158,131
291,701	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	296,960

1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$109,465	LoanCore Ltd. Series 2018-CRE1, Class A, 1.29% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	$109,084
	NextGear Floorplan Master Owner Trust
465,000	Series 2019-1A, Class A2, 3.21%, 2/15/2024[1,2]	479,480
588,000	Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	604,519
25,492	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.41%, 12/20/2023[1,2]	25,593
	SMB Private Education Loan Trust
176,060	Series 2017-B, Class A2B, 0.91% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	176,021
1,025,000	Series 2019-B, Class A2B, 1.16% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	1,029,080
	Sofi Consumer Loan Program LLC
16,849	Series 2017-3, Class A, 2.77%, 5/25/2026[1,2]	16,899
1,500,000	Series 2017-4, Class B, 3.59%, 5/26/2026[1,2,3]	1,527,285
	Sofi Consumer Loan Program Trust
288,000	Series 2018-1, Class B, 3.65%, 2/25/2027[1,2]	296,270
479,823	Series 2019-4, Class A, 2.45%, 8/25/2028[1,2]	484,304
7,560	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.18%, 6/15/2048[1,2]	7,576
91,906	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	92,441
663,218	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	572,376
	TOTAL ASSET-BACKED SECURITIES
	(Cost $13,223,226)	13,131,441
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
1,686	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 1.06% (1-Month USD Libor+90 basis points), 9/15/2035[1,2,4]	1,652
315,906	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.21% (1-Month USD Libor+105 basis points), 7/15/2032[2,4]	315,808
236,027	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.26% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	226,881
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.28%, 12/10/2049[1,3]	86,637
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.28%, 10/15/2030[1,2,3]	205,112
732,000	Series 2012-CKSV, Class D, 4.28%, 10/15/2030[1,2,3]	349,434
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,576,829)	1,185,524
2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 79.2%
	COMMUNICATIONS — 8.4%
	AT&T, Inc.
$750,000	4.75%, 5/15/2046[1]	$925,132
770,000	5.15%, 2/15/2050[1]	1,000,685
1,145,000	3.65%, 6/1/2051[1]	1,198,921
1,944,000	3.30%, 2/1/2052[1]	1,927,439
90,000	Cable One, Inc. 4.00%, 11/15/2030[1,2]	93,488
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	917,981
75,000	4.25%, 2/1/2031[1,2]	79,040
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	2,018,928
	Comcast Corp.
107,000	4.70%, 10/15/2048[1]	149,493
1,005,000	3.45%, 2/1/2050[1]	1,185,966
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	802,194
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	281,250
423,000	6.50%, 2/1/2029[1,2]	477,588
349,000	4.13%, 12/1/2030[1,2]	364,914
1,144,000	4.63%, 12/1/2030[1,2]	1,194,050
544,000	3.38%, 2/15/2031[1,2]	533,800
	Frontier Communications Corp.
36,000	5.87%, 10/15/2027[1,2]	38,925
245,000	5.00%, 5/1/2028[1,2]	255,412
19,000	Gray Television, Inc. 4.75%, 10/15/2030[1,2]	19,356
282,000	Qwest Corp. 6.75%, 12/1/2021	295,014
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	113,438
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	42,610
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	671,261
	Verizon Communications, Inc.
850,000	4.81%, 3/15/2039	1,108,926
329,000	4.67%, 3/15/2055	442,101
	ViacomCBS, Inc.
488,000	4.20%, 5/19/2032[1]	588,112
83,000	6.87%, 4/30/2036	120,054
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	207,500
3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,440,000	Vodafone Group PLC 4.88%, 6/19/2049[6]	$1,924,419
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	382,375
781,000	Walt Disney Co. 2.20%, 1/13/2028	835,956
126,000	Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75%, 8/15/2028[1,2]	126,882
		20,323,210
	CONSUMER DISCRETIONARY — 8.2%
250,000	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	267,125
222,105	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	223,874
360,577	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/203[1]	355,634
428,563	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	414,515
190,000	British Airways 2020-1 Class A Pass-Through Trust 4.25%, 11/15/2032[2]	203,063
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2]	134,676
623,000	4.75%, 10/20/2028[2]	680,012
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	2,820,578
	Ford Motor Co.
630,000	8.50%, 4/21/2023	709,071
230,000	9.00%, 4/22/2025[1]	281,982
	Ford Motor Credit Co. LLC
700,000	5.09%, 1/7/2021	700,000
393,000	3.34%, 3/18/2021	393,983
400,000	5.87%, 8/2/2021	409,400
739,000	4.54%, 8/1/2026[1]	788,882
362,000	General Motors Co. 6.80%, 10/1/2027[1]	465,210
	General Motors Financial Co., Inc.
1,226,000	1.33% (3-Month USD Libor+110 basis points), 11/6/2021[4]	1,230,122
797,000	3.60%, 6/21/2030[1]	888,642
277,000	Hanesbrands, Inc. 5.38%, 5/15/2025[1,2]	293,072
443,000	Lowe's Cos., Inc. 3.00%, 10/15/2050[1]	473,839
442,000	Marriott International, Inc. 5.75%, 5/1/2025[1]	517,008
	McDonald's Corp.

4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$655,000	2.13%, 3/1/2030[1]	$690,585
250,000	4.45%, 3/1/2047[1]	324,835
	Newell Brands, Inc.
851,000	4.35%, 4/1/2023[1,5]	892,605
275,000	4.70%, 4/1/2026[1,5]	302,913
638,000	Penske Automotive Group, Inc. 3.50%, 9/1/2025[1]	648,367
570,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	565,725
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,364,003
145,145	U.S. Airways 2013-1 Class A Pass-Through Trust 3.95%, 5/15/2027	134,313
568,812	U.S. Airways 2013-1 Class B Pass-Through Trust 5.37%, 5/15/2023	541,716
287,393	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	278,405
181,798	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	189,623
600,006	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	571,356
295,000	United Airlines 2020-1 Class A Pass-Through Trust 5.87%, 4/15/2029	318,663
395,000	VF Corp. 2.80%, 4/23/2027[1]	432,057
202,000	Wyndham Destinations, Inc. 6.62%, 7/31/2026[1,2]	231,290
		19,737,144
	CONSUMER STAPLES — 4.3%
386,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 3/15/2029[1,2]	390,582
	Altria Group, Inc.
242,000	4.80%, 2/14/2029[1]	289,939
152,000	5.95%, 2/14/2049[1]	212,946
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.70%, 2/1/2036[1]	609,738
1,142,000	4.90%, 2/1/2046[1]	1,484,864
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	542,772
1,155,000	BAT Capital Corp. 3.98%, 9/25/2050[1]	1,205,287
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	395,117
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	393,859
5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$700,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1,2]	$881,826
750,000	Kroger Co. 4.50%, 1/15/2029[1]	923,806
	Mondelez International, Inc.
327,000	2.75%, 4/13/2030[1]	359,167
434,000	1.50%, 2/4/2031[1]	428,792
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	688,500
635,000	Philip Morris International, Inc. 1.50%, 5/1/2025[1]	657,727
74,000	SEG Holding LLC / SEG Finance Corp. 5.63%, 10/15/2028[1,2]	78,070
879,000	United Natural Foods, Inc. 6.75%, 10/15/2028[1,2]	919,636
		10,462,628
	ENERGY — 8.5%
1,208,000	Aker BP A.S.A. 4.00%, 1/15/2031[1,2,6]	1,308,564
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 3/1/2027[1,2]	303,592
694,000	CVR Energy, Inc. 5.75%, 2/15/2028[1,2]	657,565
325,000	Ecopetrol S.A. 6.87%, 4/29/2030[1,6]	419,575
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	192,150
	Energy Transfer Operating LP
314,000	3.75%, 5/15/2030[1]	338,697
500,000	6.25%, 4/15/2049[1]	604,779
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	679,867
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	127,322
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,190,555
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	784,310
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	570,100
600,000	5.55%, 6/1/2045[1]	771,077
779,000	Leviathan Bond Ltd. 6.12%, 6/30/2025[1,2,6]	854,952
345,000	Marathon Petroleum Corp. 5.85%, 12/15/2045[1]	426,324
	MPLX LP
6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$515,000	4.88%, 6/1/2025[1]	$594,861
641,000	4.25%, 12/1/2027[1]	752,644
249,000	5.50%, 2/15/2049[1]	327,886
983,000	4.90%, 4/15/2058[1]	1,168,338
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	929,025
737,000	7.77%, 12/15/2037[2]	996,408
688,000	Parkland Fuel Corp. 5.87%, 7/15/2027[1,2,6]	743,886
379,000	Petrobras Global Finance B.V. 5.60%, 1/3/2031[1,6]	435,585
	Petroleos Mexicanos
225,000	6.50%, 1/23/2029[6]	233,246
304,000	5.95%, 1/28/2031[1,6]	303,240
492,000	6.35%, 2/12/2048[6]	445,998
136,000	6.95%, 1/28/2060[1,6]	127,928
275,000	Phillips 66 3.85%, 4/9/2025[1]	308,497
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	280,028
816,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030[1,2,6]	830,969
275,000	Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047[1]	307,267
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.00%, 1/15/2028[1]	406,391
809,000	5.50%, 3/1/20301	878,331
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	328,013
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	944,678
		20,572,648
	FINANCIALS — 21.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
442,000	6.50%, 7/15/2025[1,6]	528,388
1,425,000	4.63%, 10/15/2027[1,6]	1,613,671
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,3,6]	547,778
800,000	Allianz S.E. 3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+297 basis points), 11/17/2025[1,2,6,8,9,10]	815,000
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	237,526
990,000	American Express Co. 3.40%, 2/22/2024[1]	1,074,428
7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$802,000	American International Group, Inc. 8.17% (3-Month USD Libor+420 basis points), 5/15/2058[1,7]	$1,175,017
1,000,000	American Tower Corp. 2.75%, 1/15/2027[1]	1,084,921
	Bank of America Corp.
225,000	4.10%, 7/24/2023	246,245
2,239,000	3.37% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	2,464,915
200,000	4.18%, 11/25/2027[1]	232,017
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,177,832
200,000	5.87%, 2/7/204[2]	304,271
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	871,552
292,000	Brighthouse Financial, Inc. 5.62%, 5/15/2030[1]	360,468
	Citigroup, Inc.
685,000	3.50%, 5/15/2023	733,920
605,000	4.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+360 basis points), 12/10/2025[1,8,9,10]	620,881
1,000,000	4.60%, 3/9/2026	1,171,888
804,000	5.30%, 5/6/2044	1,134,374
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,8]	504,434
697,000	Credit Suisse Group A.G. 2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	733,434
351,000	Danske Bank A/S 5.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+173 basis points), 1/12/2023[1,2,3,6]	365,343
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,123,125
852,000	Fifth Third Bancorp 2.38%, 1/28/2025[1]	906,733
717,000	Fiserv, Inc. 3.50%, 7/1/2029[1]	818,711
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	263,455
790,000	1.97% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	830,363
1,220,000	3.80%, 3/15/2030[1]	1,435,523
250,000	6.75%, 10/1/2037	382,540
502,000	Harborwalk Funding Trust 5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	650,547
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	296,313
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points), 6/30/2030[1,2,6,7,9,10]	674,463
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	280,806
8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,044,000	4.60% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+365 basis points), 12/17/2030[1,3,6,9,10]	$1,062,395
789,000	ING Groep N.V. 3.55%, 4/9/2024[6]	862,037
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	48,869
320,000	4.88%, 9/15/2029[1,2]	337,600
449,000	5.25%, 7/15/2030[1,2]	484,920
	JPMorgan Chase & Co.
1,230,000	4.63% (3-Month USD Libor+258 basis points), 11/1/2022[1,7,9,10]	1,214,445
1,215,000	3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,3]	1,479,646
487,000	Lincoln National Corp. 3.80%, 3/1/2028[1]	563,389
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	324,200
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,858,535
333,000	10.75%, 8/1/2039[1]	570,528
1,150,000	6.40%, 12/15/2066[1]	1,487,455
635,000	Mitsubishi UFJ Financial Group, Inc. 2.67%, 7/25/2022[6]	656,979
773,000	Mizuho Financial Group, Inc. 1.07% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	777,112
	Morgan Stanley
838,000	3.85% (3-Month USD Libor+361 basis points), 4/15/2021[1,3,9,10]	831,966
850,000	4.88%, 11/1/2022	915,871
100,000	1.61% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	101,899
150,000	5.00%, 11/24/2025	179,299
300,000	4.35%, 9/8/2026	353,696
500,000	3.95%, 4/23/2027	578,075
1,045,000	New York Life Global Funding 2.88%, 4/10/2024[2]	1,123,124
	PNC Financial Services Group, Inc.
379,000	5.00% (3-Month USD Libor+330 basis points), 11/1/2026[1,7,9,10]	414,058
369,000	3.45%, 4/23/2029[1]	425,343
845,000	Principal Financial Group, Inc. 3.27% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	811,200
	Prudential Financial, Inc.
750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	804,857
746,000	5.62% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	800,029
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	516,068
100,000	SAFG Retirement Services, Inc. 8.12%, 4/28/2023	115,647
1,989,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,3,6]	2,073,310
9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points), 9/1/2024[1,8,9,10]	$1,301,273
250,000	UBS A.G. 7.62%, 8/17/2022[6]	276,683
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	36,176
	Wells Fargo & Co.
350,000	4.48%, 1/16/2024	389,270
600,000	3.00%, 2/19/2025	652,286
250,000	5.87% (3-Month USD Libor+399 basis points), 6/15/2025[1,7,9,10]	283,438
1,010,000	Westpac Banking Corp. 2.67% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+175 basis points), 11/15/2035[1,3,6]	1,040,462
		51,413,022
	GOVERNMENTS — 1.9%
731,000	Egypt Government International Bond 7.63%, 5/29/2032[2,6]	826,761
527,000	Mexico Government International Bond 5.00%, 4/27/2051[1,6]	656,115
729,000	Morocco Government International Bond 3.00%, 12/15/2032[2,6]	740,861
408,000	Panama Government International Bond 2.25%, 9/29/2032[1,6]	420,240
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,361,990
461,000	Ukraine Government International Bond 7.25%, 3/15/2033[2,6]	502,462
		4,508,429
	HEALTH CARE — 4.7%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	678,936
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	986,563
	Bausch Health Cos., Inc.
250,000	5.00%, 1/30/2028[1,2,6]	257,635
23,000	5.00%, 2/15/2029[1,2,6]	23,649
56,000	6.25%, 2/15/2029[1,2,6]	60,830
290,000	5.25%, 1/30/2030[1,2,6]	304,500
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[1,2]	1,215,406
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	423,494
	CVS Health Corp.
409,000	1.30%, 8/21/2027[1]	410,899
10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$698,000	4.30%, 3/25/2028[1]	$830,593
1,164,000	3.25%, 8/15/2029[1]	1,310,936
287,000	4.25%, 4/1/2050[1]	359,005
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	980,838
829,000	Royalty Pharma PLC 2.20%, 9/2/2030[1,2,6]	851,317
	Takeda Pharmaceutical Co., Ltd.
1,222,000	5.00%, 11/26/2028[1,6]	1,518,335
545,000	3.18%, 7/9/2050[1,6]	581,119
78,000	Tenet Healthcare Corp. 4.62%, 6/15/2028[1,2]	81,705
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.12%, 1/31/2025[1,6]	442,120
		11,317,880
	INDUSTRIALS — 4.0%
782,000	3M Co. 4.00%, 9/14/2048[1]	1,005,138
317,000	Allison Transmission, Inc. 3.75%, 1/30/2031[1,2]	324,331
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	448,223
200,000	4.25%, 11/1/2029[1,2]	218,968
	Boeing Co.
1,231,000	4.87%, 5/1/2025[1]	1,403,227
725,000	5.80%, 5/1/2050[1]	999,155
660,000	Carrier Global Corp. 2.72%, 2/15/2030[1]	705,813
568,000	FedEx Corp. 2020-1 Class AA Pass-Through Trust 1.88%, 2/20/2034	584,850
	General Electric Co.
409,000	3.63%, 5/1/2030[1]	467,441
593,000	5.87%, 1/14/2038	803,715
59,000	4.13%, 10/9/2042	69,163
498,000	4.35%, 5/1/2050[1]	605,642
330,000	GFL Environmental, Inc. 3.50%, 9/1/2028[1,2,6]	335,981
100,000	Heathrow Funding Ltd. 4.87%, 7/15/2023[2,6]	101,932
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
294,000	3.65%, 7/29/2021[1,2]	298,538
917,000	1.20%, 11/15/2025[1,2]	924,844
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	53,940
11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	$247,567
		9,598,468
	MATERIALS — 4.8%
367,000	Alpek S.A.B. de C.V. 4.50%, 11/20/2022[2,6]	387,647
511,000	Anglo American Capital PLC 2.63%, 9/10/2030[1,2,6]	534,347
316,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	339,663
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	159,563
400,000	Braskem Idesa SAPI 7.45%, 11/15/2029[1,2,6]	375,000
	Braskem Netherlands Finance B.V.
980,000	4.50%, 1/31/2030[2,6]	1,005,725
1,049,000	5.88%, 1/31/2050[2,6]	1,084,414
	Celulosa Arauco y Constitucion S.A.
400,000	4.20%, 1/29/2030[1,2,6]	452,000
401,000	5.50%, 4/30/2049[1,2,6]	484,208
	Cemex S.A.B. de C.V.
200,000	7.37%, 6/5/2027[1,2,6]	227,600
809,000	5.20%, 9/17/2030[1,2,6]	887,069
1,277,000	Corp Nacional del Cobre de Chile 3.15%, 1/15/2051[1,2,6]	1,285,671
632,000	IAMGOLD Corp. 5.75%, 10/15/2028[1,2,6]	641,480
246,000	Industrias Penoles S.A.B. de C.V. 4.75%, 8/6/2050[1,2,6]	285,286
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	702,240
276,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.25%, 12/15/2025[1,2]	281,548
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	300,440
239,000	Nutrition & Biosciences, Inc. 1.83%, 10/15/2027[1,2]	246,329
382,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	399,249
327,000	Steel Dynamics, Inc. 2.80%, 12/15/2024[1]	351,554
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	332,093
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	558,405
12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$148,000	Westlake Chemical Corp. 3.38%, 6/15/2030[1]	$162,796
		11,484,327
	TECHNOLOGY — 5.1%
	Apple, Inc.
1,297,000	2.65%, 5/11/2050[1]	1,376,566
835,000	2.55%, 8/20/2060[1]	858,782
	Broadcom, Inc.
1,125,000	4.25%, 4/15/2026[1]	1,288,392
1,810,000	4.75%, 4/15/2029[1]	2,158,827
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1,2]	271,385
726,000	8.35%, 7/15/2046[1,2]	1,098,305
500,000	Intel Corp. 3.25%, 11/15/2049[1]	559,628
374,000	Lam Research Corp. 1.90%, 6/15/2030[1]	388,652
151,000	Microsoft Corp. 2.68%, 6/1/2060[1]	163,639
775,000	NXP B.V. / NXP Funding LLC 3.87%, 9/1/2022[2,6]	816,808
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	626,898
	Oracle Corp.
500,000	3.85%, 7/15/2036[1]	603,782
1,560,000	3.60%, 4/1/2040[1]	1,827,052
200,000	Seagate HDD Cayman 3.13%, 7/15/2029[1,2,6]	200,022
		12,238,738
	UTILITIES — 8.0%
650,000	AES Gener S.A. 6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,8]	715,819
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	513,903
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	1,026,478
	Black Hills Corp.
170,000	3.95%, 1/15/2026[1]	191,567
1,676,000	3.88%, 10/15/2049[1]	1,960,524
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	717,923
229,000	CMS Energy Corp. 3.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+290 basis points), 12/1/2050[1,3]	233,969
13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	$236,252
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	364,772
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	511,671
	Edison International
508,000	2.40%, 9/15/2022[1]	519,182
393,000	3.55%, 11/15/2024[1]	423,148
526,000	Enel Finance International N.V. 4.62%, 9/14/2025[2,6]	612,577
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	272,155
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	295,741
	Exelon Corp.
248,000	3.40%, 4/15/2026[1]	279,335
905,000	4.05%, 4/15/2030[1]	1,070,872
	FirstEnergy Corp.
200,000	7.37%, 11/15/203[1]	285,193
735,000	4.85%, 7/15/2047[1]	914,704
664,000	Florida Power & Light Co. 3.99%, 3/1/2049[1]	864,056
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1,2]	354,412
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	400,644
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,342,630
	NiSource, Inc.
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,8,9,10]	284,618
218,000	3.60%, 5/1/2030[1]	252,264
1,017,000	Northern States Power Co. 2.60%, 6/1/2051[1]	1,077,312
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	310,374
481,000	3.50%, 8/1/2050[1]	478,071
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	614,148
477,000	Rochester Gas & Electric Corp. 3.10%, 6/1/2027[1,2]	527,343
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	620,610
121,000	3.95%, 10/1/2046[1]	142,458
14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$822,000	4.40%, 5/30/2047[1]	$1,032,222
		19,446,947
	TOTAL CORPORATE BONDS
	(Cost $174,675,213)	191,103,441
	MUNICIPAL BONDS — 1.1%
1,455,000	State of California 7.55%, 4/1/2039	2,554,689
	TOTAL MUNICIPAL BONDS
	(Cost $2,269,389)	2,554,689
	U.S. GOVERNMENT AND AGENCIES — 10.7%
	Fannie Mae Pool
27,164	6.00%, 7/1/2040	33,267
2,048,864	2.00%, 9/1/2050	2,128,532
3,658,697	Freddie Mac Pool 3.00%, 7/1/2050	3,837,618
	United States Treasury Bond
919,400	1.12%, 5/15/2040	872,855
4,685,900	3.12%, 2/15/2042	6,144,386
480,500	1.25%, 5/15/2050	435,904
1,574,600	1.37%, 8/15/2050	1,474,712
1,000,000	United States Treasury Floating Rate Note 0.31% (U.S. Treasury 3 Month Bill Money Market Yield), 7/31/20214	1,001,157
	United States Treasury Note
97,900	0.13%, 4/30/2022	97,923
600	0.25%, 5/31/2025	599
282,000	0.50%, 8/31/2027	280,281
900	1.50%, 2/15/2030	952
6,238,900	0.63%, 8/15/2030	6,082,928
3,510,900	0.88%, 11/15/2030	3,499,381
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $26,035,980)	25,890,495

Number of Shares
	PREFERRED STOCKS — 0.1%
	GOVERNMENTS — 0.1%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points), 10/1/2022[1,3,9,10]	$298,200
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	298,200
15

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.5%
3,698,897	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	$3,698,897
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,698,897)	3,698,897
	TOTAL INVESTMENTS — 98.5%
	(Cost $221,779,222)	237,862,687
	Other Assets in Excess of Liabilities — 1.5%	3,549,447
	TOTAL NET ASSETS — 100.0%	$241,412,134

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $75,064,658, which represents 31.1% of total net assets of the Fund.
[3]	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2020. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2020. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Interest-only security.
[10]	Perpetual security. Date shown is next call date.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of				Value at	Unrealized
Contracts		Expiration	Notional	December	Appreciation
Long (Short)	Description	Date	Value	31, 2020	(Depreciation)
Interest Rate Futures
57	10-Year U.S. Treasury Note	March 2021	$7,945,003	$7,953,284	$8,281
(88)	5-Year U.S. Treasury Note	March 2021	(11,067,862)	(11,090,754)	(22,892)
25	U.S. Treasury Long Bond	March 2021	4,462,111	4,407,033	(55,078)
6	Ultra 10-Year U.S. Treasury Note	March 2021	960,656	959,531	(1,125)
(29)	Ultra Long-Term U.S. Treasury Bond	March 2021	(6,515,518)	(6,432,563)	82,955

TOTAL FUTURES CONTRACTS			$(4,215,610)	$(4,203,469)	$12,141

See accompanying Notes to Financial Statements.

17

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	21.3%
Energy	8.5%
Communications	8.4%
Consumer Discretionary	8.2%
Utilities	8.0%
Technology	5.1%
Materials	4.8%
Health Care	4.7%
Consumer Staples	4.3%
Industrials	4.0%
Governments	1.9%
Total Corporate Bonds	79.2%
U.S. Government and Agencies	10.7%
Asset-Backed Securities	5.4%
Municipal Bonds	1.1%
Commercial Mortgage-Backed Securities	0.5%
Preferred Stocks
Governments	0.1%
Short-Term Investments	1.5%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $221,779,222)	$237,862,687
Cash deposited with broker for futures contracts	184,702
Receivables:
Fund shares sold	1,446,866
Unrealized appreciation on open futures contracts	91,236
Dividends and interest	2,098,928
Prepaid expenses	33,348
Total assets	241,717,767
Liabilities:
Payables:
Fund shares redeemed	66,902
Unrealized depreciation on open futures contracts	79,095
Advisory fees	50,701
Shareholder servicing fees (Note 7)	8,177
Distribution fees - Class A & C (Note 8)	6,647
Fund accounting and administration fees	53,999
Transfer agent fees and expenses	9,304
Custody fees	4,541
Auditing fees	10,333
Trustees' deferred compensation (Note 3)	5,532
Chief Compliance Officer fees	2,489
Trustees' fees and expenses	141
Accrued other expenses	7,772
Total liabilities	305,633
Net Assets	$241,412,134
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$225,529,316
Total distributable earnings	15,882,818
Net Assets	$241,412,134
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,890,962
Number of shares issued and outstanding	1,145,394
Net asset value per share1	$11.25
Maximum sales charge (3.00% of offering price)2	0.35
Maximum offering price to public	$11.60
Class C Shares:
Net assets applicable to shares outstanding	$4,781,534
Number of shares issued and outstanding	425,249
Net asset value per share3	$11.24
Class I Shares:
Net assets applicable to shares outstanding	$223,738,904
Number of shares issued and outstanding	19,865,175
Net asset value per share	$11.26
Class Y Shares:
Net assets applicable to shares outstanding	$734
Number of shares issued and outstanding	65
Net asset value per share4	$11.25

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2020 (Unaudited)

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1)	$8,749
Interest	3,597,779
Total investment income	3,606,528
Expenses:
Advisory fees	410,805
Shareholder servicing fees - Class A (Note 7)	2,639
Shareholder servicing fees - Class C (Note 7)	1,388
Shareholder servicing fees - Class I (Note 7)	65,595
Distribution fees - Class A (Note 8)	15,073
Distribution fees - Class C (Note 8)	23,129
Fund accounting and administration fees	137,533
Transfer agent fees and expenses	33,305
Custody fees	17,778
Registration fees	39,418
Shareholder reporting fees	12,176
Legal fees	10,933
Auditing fees	10,184
Chief Compliance Officer fees	9,891
Miscellaneous	7,377
Trustees' fees and expenses	5,189
Insurance fees	1,452
Total expenses	803,865
Advisory fees waived	(155,508)
Net expenses	648,357
Net investment income	2,958,171
Realized and Unrealized Gain:
Net realized gain on:
Investments	1,452,475
Futures contracts	37,875
Net realized gain	1,490,350
Net change in unrealized appreciation/depreciation on:
Investments	8,224,779
Futures contracts	9,534
Net change in unrealized appreciation/depreciation	8,234,313
Net realized and unrealized gain	9,724,663
Net Increase in Net Assets from Operations	$12,682,834

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,958,171	$4,906,663
Net realized gain on investments and futures contracts	1,490,350	1,465,936
Net change in unrealized appreciation/depreciation on investments and futures contracts	8,234,313	3,790,982
Net increase in net assets resulting from operations	12,682,834	10,163,581
Distributions to Shareholders:
Distributions:
Class A	(300,352)	(238,074)
Class C	(93,740)	(91,593)
Class I	(5,269,030)	(4,417,613)
Class Y	(19)	(21)
Total distributions to shareholders	(5,663,141)	(4,747,301)
Capital Transactions:
Net proceeds from shares sold:
Class A	3,300,737	4,648,019
Class C	566,872	1,771,660
Class I	74,767,845	144,054,499
Reinvestment of distributions:
Class A	281,497	215,003
Class C	91,371	89,450
Class I	5,168,961	4,330,451
Class Y	19	21
Cost of shares redeemed:
Class A1	(1,163,432)	(3,219,781)
Class C	(513,721)	(1,158,094)
Class I2	(32,956,043)	(90,159,582)
Net increase in net assets from capital transactions	49,544,106	60,571,646
Total increase in net assets	56,563,799	65,987,926
Net Assets:
Beginning of period	184,848,335	118,860,409
End of period	$241,412,134	$184,848,335
Capital Share Transactions:
Shares sold:
Class A	296,969	436,905
Class C	50,724	168,545
Class I	6,707,658	13,634,435
Shares reinvested:
Class A	25,252	20,488
Class C	8,198	8,531
Class I	463,774	412,003
Class Y	1	2
Shares redeemed:
Class A	(104,625)	(307,294)
Class C	(46,423)	(115,488)
Class I	(2,951,583)	(8,731,784)
Net increase in capital share transactions	4,449,945	5,526,343

[1]	Net of redemption fee proceeds of $374 and $1,080, respectively.
[2]	Net of redemption fee proceeds of $3,256 and $16,058, respectively.

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.87	$10.36	$9.78	$10.16	$10.10	$9.80
Income from Investment Operations:
Net investment income[1]	0.14	0.31	0.34	0.31	0.29	0.30
Net realized and unrealized gain (loss)	0.52	0.50	0.57	(0.38)	0.04	0.28
Total from investment operations	0.66	0.81	0.91	(0.07)	0.33	0.58
Less Distributions:
From net investment income	(0.17)	(0.30)	(0.34)	(0.31)	(0.28)	(0.28)
From net realized gain	(0.11)	-	-	-	-	-
Total distributions	(0.28)	(0.30)	(0.34)	(0.31)	(0.28)	(0.28)
Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	0.01	-
Net asset value, end of period	$11.25	$10.87	$10.36	$9.78	$10.16	$10.10
Total return[3]	6.07%[4]	7.97%	9.65%	(0.78)%	3.45%	6.10%
Ratios and Supplemental Data:
Net assets, end of period	$12,890,962	$10,088,253	$8,059,594	$11,354,169	$10,892,130	$2,074,780
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.94%[5]	0.99%	1.17%	1.37%	1.51%	1.70%
After fees waived and expenses absorbed	0.79%[5]	0.84%	0.84%	0.87%[6]	0.99%	0.99%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.39%[5]	2.75%	3.09%	2.62%	2.35%	2.41%
After fees waived and expenses absorbed	2.54%[5]	2.90%	3.42%	3.12%	2.87%	3.12%
Portfolio turnover rate	44%[4]	121%	155%	64%	68%	45%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.86	$10.35	$9.77	$10.15	$10.10	$9.79
Income from Investment Operations:
Net investment income[1]	0.10	0.23	0.27	0.24	0.21	0.23
Net realized and unrealized gain (loss)	0.51	0.51	0.58	(0.39)	0.04	0.29
Total from investment operations	0.61	0.74	0.85	(0.15)	0.25	0.52
Less Distributions:
From net investment income	(0.12)	(0.23)	(0.27)	(0.23)	(0.21)	(0.21)
From net realized gain	(0.11)	-	-	-	-	-
Total distributions	(0.23)	(0.23)	(0.27)	(0.23)	(0.21)	(0.21)
Redemption fee proceeds[1]	-	-	- [2]	- [2]	0.01	-
Net asset value, end of period	$11.24	$10.86	$10.35	$9.77	$10.15	$10.10
Total return[3]	5.60%[4]	7.21%	8.87%	(1.51)%	2.62%	5.47%
Ratios and Supplemental Data:
Net assets, end of period	$4,781,534	$4,481,201	$3,634,082	$3,171,318	$2,389,241	$676,168
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.71%[5]	1.71%	1.89%	2.10%	2.26%	2.45%
After fees waived and expenses absorbed	1.56%[5]	1.56%	1.56%	1.60%[6]	1.74%	1.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.62%[5]	2.03%	2.37%	1.88%	1.60%	1.66%
After fees waived and expenses absorbed	1.77%[5]	2.18%	2.70%	2.38%	2.12%	2.37%
Portfolio turnover rate	44%[4]	121%	155%	64%	68%	45%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as such as litigation expenses) do not exceed 1.60% of average daily net assets of the Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.88	$10.37	$9.80	$10.17	$10.12	$9.79
Income from Investment Operations:
Net investment income[1]	0.16	0.34	0.37	0.34	0.31	0.33
Net realized and unrealized gain (loss)	0.51	0.50	0.57	(0.39)	0.05	0.29
Total from investment operations	0.67	0.84	0.94	(0.05)	0.36	0.62
Less Distributions:
From net investment income	(0.18)	(0.33)	(0.37)	(0.33)	(0.31)	(0.30)
From net realized gain	(0.11)	-	-	-	-	-
Total distributions	(0.29)	(0.33)	(0.37)	(0.33)	(0.31)	(0.30)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]	0.01
Net asset value, end of period	$11.26	$10.88	$10.37	$9.80	$10.17	$10.12
Total return[3]	6.20%[4]	8.29%	9.87%	(0.43)%	3.59%	6.65%
Ratios and Supplemental Data:
Net assets, end of period	$223,738,904	$170,278,190	$107,166,095	$69,812,380	$44,349,708	$31,674,766
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.71%[5]	0.69%	0.86%	1.09%	1.26%	1.45%
After fees waived and expenses absorbed	0.56%[5]	0.54%	0.53%	0.59%[6]	0.74%	0.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.62%[5]	3.05%	3.40%	2.90%	2.60%	2.66%
After fees waived and expenses absorbed	2.77%[5]	3.20%	3.73%	3.40%	3.12%	3.37%
Portfolio turnover rate	44%[4]	121%	155%	64%	68%	45%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,		For the Period October 31, 2017* through June 30,
	(Unaudited)	2020	2019	2018
Net asset value, beginning of period	$10.87	$10.36	$9.79	$10.23
Income from Investment Operations:
Net investment income[1]	0.16	0.34	0.37	0.24
Net realized and unrealized gain (loss)	0.52	0.51	0.57	(0.48)
Total from investment operations	0.68	0.85	0.94	(0.24)
Less Distributions:
From net investment income	(0.19)	(0.34)	(0.37)	(0.20)
From net realized gain	(0.11)	-	-	-
Total distributions	(0.30)	(0.34)	(0.37)	(0.20)
Net asset value, end of period	$11.25	$10.87	$10.36	$9.79
Total return[2]	6.25%[3]	8.34%	9.91%	(2.35)%[3]
Ratios and Supplemental Data:
Net assets, end of period	$734	$691	$638	$580
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.65%[4]	0.65%	0.83%	1.00%[4]
After fees waived and expenses absorbed	0.50%[4]	0.50%	0.50%	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.68%[4]	3.10%	3.43%	3.08%[4]
After fees waived and expenses absorbed	2.83%[4]	3.25%	3.76%	3.58%[4]
Portfolio turnover rate	44%[3]	121%	155%	64%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

27

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Preferred Stock Risk.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

28

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

In conjunction with the use of futures contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2020, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2020, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended June 30, 2017-2020, and as of and during the period ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

29

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2020, the Advisor waived its fees totaling $155,508 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2020, the amount of these potentially recoverable expenses was $1,066,235. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2021	$375,555
2022	299,390
2023	235,782
2024	155,508
Total	$1,066,235

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2020 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2020, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$221,800,597

Gross unrealized appreciation	17,237,699
Gross unrealized depreciation	(1,175,609)

Net unrealized appreciation	$16,062,090

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

As of June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$820,768
Undistributed long-term capital gains	209,422
Tax accumulated earnings	1,030,190

Accumulated capital and other losses	(4,376)
Unrealized appreciation on investments	7,837,311
Total accumulated earnings	$8,863,125

The tax character of the distributions paid during the fiscal years ended June 30, 2020, and June 30, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$4,747,301	$3,297,823
Net long-term capital gains	-	-
Total distributions paid	$4,747,301	$3,297,823

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2020 and the year ended June 30, 2019, the Fund received $3,630 and $17,138, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2020, purchases and sales of investments, excluding short-term investments and futures contracts, were $135,582,979 and $92,851,764, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2020, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$13,131,441	$-	$13,131,441
Commercial Mortgage-Backed Securities	-	1,185,524	-	1,185,524
Corporate Bonds[1]	-	191,103,441	-	191,103,441
Municipal Bonds	-	2,554,689	-	2,554,689
U.S. Government and Agencies	-	25,890,495	-	25,890,495
Preferred Stocks	298,200	-	-	298,200
Short-Term Investments	3,698,897	-	-	3,698,897
Total Investments	3,997,097	233,865,590	-	237,862,687
Other Financial Instruments**
Futures Contracts	91,236	-	-	91,236
Total Assets	$4,088,333	$233,865,590	$-	$237,953,923

Liabilities
Other Financial Instruments**
Futures Contracts	$79,095	$-	$-	$79,095
Total Liabilities	$79,095	$-	$-	$79,095

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended December 31, 2020.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2020, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts	$91,236	$79,095

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2020 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$37,875

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$9,534

The quarterly average volumes of derivative instruments as of December 31, 2020 are as follows:

Derivatives not designated as hedging instruments			Total
Interest Rate Contracts	Long Futures Contracts	Notional Amount	$11,979,242
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(16,479,237)

Note 12 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund’s invests and may lead to losses on your investment in the Fund’s. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

35

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AAM/Insight Select Income Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Advisors Asset Management, Inc., the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019, through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

36

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/20	12/31/20	7/1/20 – 12/31/20
Class A*	Actual Performance	$ 1,000.00	$ 1,060.70	$ 4.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.14	4.03
Class C*	Actual Performance	1,000.00	1,056.00	8.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.28	7.90
Class I*	Actual Performance	1,000.00	1,062.00	2.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.29	2.87
Class Y*	Actual Performance	1,000.00	1,062.50	2.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.67	2.56

*	Expenses are equal to the Fund’s annualized expense ratios of 0.79%, 1.56%, 0.56%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
37

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AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight North America LLC

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2021